Argentina's Hyperinflationary Economy (Tables)	12 Months Ended
Dec. 31, 2018
ARGENTINA'S HYPERINFLATIONARY ECONOMY
Hyperinflationary general price index

General price index
From January 2015 to December 2018	85.52%
From January to December 2018	47.83%

Effects of hyperinflation on Consolidated Statements of Financial Position and Comprehensive Income

Balances as of
Result due to Hyperinflation	12/31/2018
ThCh$
Intangible assets other than goodwill	180
Property, plant and equipment	1,035,084
Equity	(3,743,959)
Other Services Provision	(1,189,452)
Other Variable Provisioning and Services	21,503
Employee benefits expenses	143,148
Other Fixed Operating Expenses	147,975
Financial income	(268,511)
Financial costs	67,707

Result due to Hyperinflation *	(3,786,325)